Goodwill and Intangible Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Amortization of intangible assets	$ 3,500,000	$ 5,200,000	$ 7,700,000
Intangible asset impairment loss	$ 0	$ 0	0
DogBuddy
Goodwill [Line Items]
Adjustment to reduce goodwill from acquisition			$ 1,700,000